Property, Plant and Equipment, Net	6 Months Ended
Jun. 27, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
4.	PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment of the Company consisted of the following:

	June 27, 2021	December 31, 2020
Land	$1,330	$1,330
Buildings and improvements	10,036	8,594
Machinery and equipment	46,829	44,690
Construction in process	14,861	8,088

Total property, plant and equipment	73,056	62,702
Less: accumulated depreciation	23,364	18,973

Property, plant and equipment, net	$49,692	$43,729

The Company’s long-lived assets by geographic locations are as follows:

	June 27, 2021	December 31, 2020
United States	$47,552	$42,264
International	2,140	1,465

Total property, plant and equipment	49,692	43,729